CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Redeemable Convertible Series B Preferred Stock	Convertible Series A Preferred Stock	Common Stock	Additional Paid-In-Capital	Warrants	Accumulated Deficit	Total
Balance at Dec. 31, 2013			$ 1,000			$ (183,153)	$ (182,153)
Balance (in shares) at Dec. 31, 2013			7,770,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock and warrants to investors, net of share issuance costs of $10,020, pre-merger			$ 1,799,980		$ 190,000		1,989,980
Issuance of common stock and warrants to investors, net of share issuance costs of $10,020, pre-merger (in shares)			4,000,000
Issuance of common stock to investors in prior entity			$ 466,200				466,200
Issuance of common stock to investors in prior entity (in shares)			1,110,000
Reverse merger common stock issuance with par value			$ (2,251,180)	$ 2,251,180
Reverse merger common stock issuance with par value (in shares)			3,120,000
Share issuance costs, post merger				(4,180)		(4,180)
Stock based compensation expense				10,771			10,771
Net loss for the year						(2,734,166)	(2,734,166)
Balance at Dec. 31, 2014			$ 16,000	2,257,771	190,000	(2,917,319)	$ (453,548)
Balance (in shares) at Dec. 31, 2014			16,000,000				16,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, net of issuance costs of $3,920			$ 242	720,827			$ 721,069
Issuance of common stock, net of issuance costs of $3,920 (in shares)			241,663
Issuance of common stock for services			$ 24	167,976			168,000
Issuance of common stock for services (in shares)			24,000
Issuance of Series A Preferred Stock and common stock warrants, net of issuance costs of $19,700		$ 1,317,141			113,161		1,430,302
Issuance of Series A Preferred Stock and common stock warrants, net of issuance costs of $19,700 (in shares)		580,000
Common stock warrants issued for services					456,225		456,225
Stock based compensation expense				351,845			$ 351,845
Issuance of Series B Preferred Stock net of issuance costs of $493,770	$ 1,580,422
Issuance of Series B Preferred Stock net of issuance costs of $493,770 (in shares)	5,000
Conversion of Series A Preferred Stock and conversion liability into common stock at $0.80 per share		$ (1,317,141)	$ 1,812	2,301,329			$ 986,000
Conversion of Series A Preferred Stock and conversion liability into common stock at $0.80 per share (in shares)		(580,000)	1,812,500
Compensation expense from issuance of restricted common stock to employees and board members			$ 1,200	61,300			62,500
Compensation expense from issuance of restricted common stock to employees and board members (in shares)			1,200,000
Conversion of Series B Preferred Stock to common stock	$ (217,222)		$ 625	225,939			226,564
Conversion of Series B Preferred Stock to common stock (in shares)	(500)		625,000
Net loss for the year						(4,841,161)	(4,841,161)
Balance at Dec. 31, 2015	$ 1,363,200		$ 19,903	$ 6,086,987	$ 759,386	$ (7,758,480)	$ (892,204)
Balance (in shares) at Dec. 31, 2015	4,500		19,903,163				19,903,163